OTHER PAYABLES	12 Months Ended
Jun. 30, 2024
OTHER PAYABLES
OTHER PAYABLES

NOTE 11. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Parties	RMB	RMB	US Dollars
Professional service fees	¥2,246,101	¥1,610,455	$221,606
Distributors and employees	3,073,289	586,929	80,764
Accrued expenses	200,218	229,385	31,564
Others	299,402	342,916	47,187
Total	¥5,819,010	¥2,769,685	$381,121

	June 30,	June 30,	June 30,
	2023	2024	2024
Related Parties	RMB	RMB	US Dollars
Expenses paid by the major shareholders	¥1,796,309	¥1,453,910	$200,064
Due to family members of the owners of BHD and FGS	545,159	845,159	116,298
Due to management staff for costs incurred on behalf of the Company	250,927	—	—
Total	¥2,592,395	¥2,299,069	$316,362